COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets with Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Total book value	$ 697,000	$ 1,277,000
Vessels under finance lease, net
Other Commitments [Line Items]
Total book value	697,000	714,000
Investments in direct financing leases
Other Commitments [Line Items]
Total book value	$ 0	$ 563,000